UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s PGIM QMA Long-Short Equity Fund, PGIM US Real Estate Fund, PGIM QMA Large-Cap Core Equity PLUS Fund and PGIM Short Duration Muni High Income Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2019

Date of reporting period:	6/30/2018

Item 1.  Schedule of Investments

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 129.2%
Common Stocks 128.9%
Aerospace & Defense 2.5%
Ducommun, Inc.*	2,400	$ 79,416
Harris Corp.	640	92,506
Lockheed Martin Corp.	540	159,532
Raytheon Co.	800	154,544
Spirit AeroSystems Holdings, Inc. (Class A Stock)	800	68,728
		554,726
Airlines 0.6%
Hawaiian Holdings, Inc.	1,300	46,735
Southwest Airlines Co.	1,500	76,320
		123,055
Auto Components 0.3%
BorgWarner, Inc.	800	34,528
Tenneco, Inc.	500	21,980
		56,508
Automobiles 1.1%
General Motors Co.	4,100	161,540
Thor Industries, Inc.	710	69,147
		230,687
Banks 5.6%
Bank of America Corp.(u)	13,100	369,289
BankUnited, Inc.	300	12,255
BB&T Corp.	1,600	80,704
Citigroup, Inc.(u)	3,900	260,988
Citizens Financial Group, Inc.	1,100	42,790
JPMorgan Chase & Co.(u)	4,300	448,060
SunTrust Banks, Inc.	100	6,602
		1,220,688
Beverages 1.6%
Coca-Cola Co. (The)	2,300	100,878
PepsiCo, Inc.(u)	2,380	259,111
		359,989

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 5.7%
AbbVie, Inc.(u)	2,600	$ 240,890
Alexion Pharmaceuticals, Inc.*	180	22,347
Amgen, Inc.(u)	1,220	225,200
Celgene Corp.*	1,960	155,663
Eagle Pharmaceuticals, Inc.*	1,100	83,226
Enanta Pharmaceuticals, Inc.*	310	35,929
Genomic Health, Inc.*	100	5,040
Gilead Sciences, Inc.	2,500	177,100
Halozyme Therapeutics, Inc.*	1,400	23,618
Incyte Corp.*	1,600	107,200
Vertex Pharmaceuticals, Inc.*	970	164,861
		1,241,074
Building Products 0.5%
Builders FirstSource, Inc.*	4,900	89,621
Universal Forest Products, Inc.	540	19,775
		109,396
Capital Markets 2.3%
Affiliated Managers Group, Inc.	230	34,194
Ameriprise Financial, Inc.	890	124,493
BGC Partners, Inc. (Class A Stock)	900	10,188
Evercore, Inc. (Class A Stock)	200	21,090
Franklin Resources, Inc.	900	28,845
Interactive Brokers Group, Inc. (Class A Stock)	300	19,323
Invesco Ltd.	1,500	39,840
Morgan Stanley	600	28,440
Northern Trust Corp.	500	51,445
T. Rowe Price Group, Inc.	1,200	139,308
		497,166
Chemicals 2.5%
Celanese Corp. (Class A Stock)	420	46,645
Chemours Co. (The)	2,100	93,156
Ingevity Corp.*	1,500	121,290
Koppers Holdings, Inc.*	2,400	92,040
LyondellBasell Industries NV (Class A Stock)	1,300	142,805
Trinseo SA	200	14,190
Westlake Chemical Corp.	380	40,900
		551,026

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 0.7%
Herman Miller, Inc.	2,100	$ 71,190
Quad/Graphics, Inc.	4,000	83,320
		154,510
Communications Equipment 1.7%
ARRIS International PLC*	900	22,000
Cisco Systems, Inc.(u)	7,200	309,816
CommScope Holding Co., Inc.*	700	20,444
F5 Networks, Inc.*	120	20,694
Juniper Networks, Inc.	300	8,226
		381,180
Construction & Engineering 0.5%
EMCOR Group, Inc.	1,200	91,416
Valmont Industries, Inc.	170	25,628
		117,044
Construction Materials 0.1%
United States Lime & Minerals, Inc.	200	16,780
Consumer Finance 1.4%
Capital One Financial Corp.	1,700	156,230
Discover Financial Services	1,100	77,451
Navient Corp.	4,200	54,726
OneMain Holdings, Inc.*	600	19,974
		308,381
Containers & Packaging 0.4%
Greif, Inc. (Class A Stock)	1,300	68,757
Owens-Illinois, Inc.*	1,200	20,172
		88,929
Distributors 0.3%
LKQ Corp.*	1,900	60,610
Diversified Consumer Services 0.1%
Service Corp. International	900	32,211

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	1,490	$ 278,109
Cannae Holdings, Inc.*	900	16,695
		294,804
Diversified Telecommunication Services 2.5%
AT&T, Inc.(u)	7,900	253,669
Verizon Communications, Inc.(u)	6,000	301,860
		555,529
Electric Utilities 1.0%
Avangrid, Inc.	500	26,465
Entergy Corp.	100	8,079
Eversource Energy	300	17,583
Exelon Corp.	3,200	136,320
FirstEnergy Corp.	200	7,182
PNM Resources, Inc.	300	11,670
Portland General Electric Co.	400	17,104
		224,403
Electrical Equipment 0.6%
AMETEK, Inc.	1,700	122,672
Atkore International Group, Inc.*	500	10,385
		133,057
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	200	15,056
CDW Corp.	700	56,553
Jabil, Inc.	800	22,128
		93,737
Energy Equipment & Services 1.0%
Archrock, Inc.	2,200	26,400
Halliburton Co.	3,200	144,192
Mammoth Energy Services, Inc.*	200	6,792
Superior Energy Services, Inc.*	3,500	34,090
		211,474
Equity Real Estate Investment Trusts (REITs) 2.9%
Apple Hospitality REIT, Inc.	1,300	23,244

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Property Group, Inc.	3,000	$ 52,290
Chesapeake Lodging Trust	1,800	56,952
CoreCivic, Inc.	1,000	23,890
DDR Corp.	3,200	57,280
DiamondRock Hospitality Co.	3,100	38,068
Franklin Street Properties Corp.	9,700	83,032
Gaming and Leisure Properties, Inc.	1,100	39,380
HCP, Inc.	500	12,910
Hospitality Properties Trust	2,200	62,942
Host Hotels & Resorts, Inc.	1,700	35,819
Ryman Hospitality Properties, Inc.	200	16,630
Spirit MTA REIT*	1,190	12,257
Spirit Realty Capital, Inc.	11,900	95,557
VICI Properties, Inc.	1,700	35,088
		645,339
Food & Staples Retailing 0.9%
Kroger Co. (The)	2,600	73,970
Performance Food Group Co.*	1,800	66,060
Walgreens Boots Alliance, Inc.	800	48,012
		188,042
Food Products 1.7%
Archer-Daniels-Midland Co.	3,000	137,490
J.M. Smucker Co. (The)	830	89,208
Mondelez International, Inc. (Class A Stock)	2,500	102,500
Tyson Foods, Inc. (Class A Stock)	600	41,310
		370,508
Gas Utilities 0.1%
UGI Corp.	400	20,828
Health Care Equipment & Supplies 6.7%
Abbott Laboratories(u)	3,400	207,366
Align Technology, Inc.*	510	174,492
Boston Scientific Corp.*	3,900	127,530
Danaher Corp.	1,700	167,756
DENTSPLY SIRONA, Inc.	2,400	105,048
Edwards Lifesciences Corp.*	780	113,545
Hill-Rom Holdings, Inc.	400	34,936
IDEXX Laboratories, Inc.*	630	137,302
Inogen, Inc.*	120	22,360

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	30	$ 14,354
Masimo Corp.*	700	68,355
Medtronic PLC	1,300	111,293
Meridian Bioscience, Inc.	6,400	101,760
STERIS PLC	500	52,505
Stryker Corp.	190	32,083
		1,470,685
Health Care Providers & Services 4.5%
Anthem, Inc.	160	38,085
Centene Corp.*	590	72,694
CVS Health Corp.	2,200	141,570
Express Scripts Holding Co.*	2,300	177,583
HCA Healthcare, Inc.	1,300	133,380
Humana, Inc.	130	38,692
MEDNAX, Inc.*	400	17,312
Tenet Healthcare Corp.*	600	20,142
UnitedHealth Group, Inc.(u)	1,410	345,929
		985,387
Health Care Technology 0.8%
athenahealth, Inc.*	400	63,656
Cotiviti Holdings, Inc.*	2,600	114,738
		178,394
Hotels, Restaurants & Leisure 1.5%
Aramark	500	18,550
Bloomin’ Brands, Inc.	1,400	28,140
Dine Brands Global, Inc.	100	7,480
Extended Stay America, Inc., UTS	800	17,288
Hilton Grand Vacations, Inc.*	2,200	76,340
Las Vegas Sands Corp.	1,500	114,540
McDonald’s Corp.	460	72,077
		334,415
Household Durables 0.2%
Meritage Homes Corp.*	300	13,185
New Home Co., Inc. (The)*	3,100	30,907
		44,092

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.6%
Kimberly-Clark Corp.	700	$ 73,738
Procter & Gamble Co. (The)	800	62,448
		136,186
Independent Power & Renewable Electricity Producers 1.1%
AES Corp.	9,400	126,054
NRG Energy, Inc.	4,100	125,870
		251,924
Industrial Conglomerates 1.0%
General Electric Co.	600	8,166
Honeywell International, Inc.(u)	1,450	208,873
		217,039
Insurance 1.9%
Allstate Corp. (The)	700	63,889
American Equity Investment Life Holding Co.	500	18,000
First American Financial Corp.	300	15,516
MetLife, Inc.	1,700	74,120
National General Holdings Corp.	5,600	147,448
Old Republic International Corp.	1,800	35,838
Unum Group	1,500	55,485
		410,296
Internet & Direct Marketing Retail 3.7%
1-800-Flowers.com, Inc. (Class A Stock)*	4,700	58,985
Amazon.com, Inc.*(u)	283	481,043
FTD Cos., Inc.*	2,100	9,744
Groupon, Inc.*	8,500	36,550
Netflix, Inc.*	320	125,258
Nutrisystem, Inc.	1,600	61,600
Qurate Retail, Inc.*	1,900	40,318
		813,498
Internet Software & Services 8.1%
Akamai Technologies, Inc.*	1,200	87,876
Alphabet, Inc. (Class A Stock)*(u)	283	319,561
Alphabet, Inc. (Class C Stock)*(u)	385	429,525
Blucora, Inc.*	200	7,400
eBay, Inc.*	3,800	137,788

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet Software & Services (cont’d.)
Etsy, Inc.*	2,500	$ 105,475
Facebook, Inc. (Class A Stock)*(u)	2,910	565,471
XO Group, Inc.*	4,100	131,200
		1,784,296
IT Services 5.2%
Accenture PLC (Class A Stock)(u)	1,290	211,031
Automatic Data Processing, Inc.	1,400	187,796
Booz Allen Hamilton Holding Corp.	1,300	56,849
CACI International, Inc. (Class A Stock)*	110	18,540
Cognizant Technology Solutions Corp. (Class A Stock)	2,000	157,980
Fiserv, Inc.*	720	53,345
International Business Machines Corp.	170	23,749
Syntel, Inc.*	200	6,418
Total System Services, Inc.	800	67,616
Visa, Inc. (Class A Stock)(u)	2,640	349,668
		1,132,992
Leisure Products 0.1%
Vista Outdoor, Inc.*	1,100	17,039
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	1,200	74,208
Bruker Corp.	200	5,808
Charles River Laboratories International, Inc.*	200	22,452
Illumina, Inc.*	610	170,367
Thermo Fisher Scientific, Inc.	140	28,999
		301,834
Machinery 2.7%
Caterpillar, Inc.	1,280	173,658
Cummins, Inc.	830	110,390
Global Brass & Copper Holdings, Inc.	3,100	97,185
Illinois Tool Works, Inc.	560	77,582
Mueller Industries, Inc.	2,900	85,579
Oshkosh Corp.	300	21,096
PACCAR, Inc.	500	30,980
		596,470
Media 1.8%
Comcast Corp. (Class A Stock)	4,300	141,083

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
News Corp. (Class A Stock)	3,200	$ 49,600
Saga Communications, Inc. (Class A Stock)	400	15,400
Sinclair Broadcast Group, Inc. (Class A Stock)	2,400	77,160
TEGNA, Inc.	6,400	69,440
Viacom, Inc. (Class B Stock)	1,300	39,208
		391,891
Metals & Mining 1.4%
Alcoa Corp.*	300	14,064
Freeport-McMoRan, Inc.	8,700	150,162
Nucor Corp.	1,300	81,250
Steel Dynamics, Inc.	1,200	55,140
		300,616
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Ladder Capital Corp.	1,400	21,868
Western Asset Mortgage Capital Corp.	9,400	97,948
		119,816
Multiline Retail 1.4%
Kohl’s Corp.	2,000	145,800
Macy’s, Inc.	4,300	160,949
		306,749
Multi-Utilities 0.8%
CenterPoint Energy, Inc.	2,600	72,046
MDU Resources Group, Inc.	3,600	103,248
		175,294
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	2,600	190,450
Cheniere Energy, Inc.*	1,000	65,190
Chevron Corp.	1,360	171,945
ConocoPhillips(u)	3,200	222,784
Continental Resources, Inc.*	1,800	116,568
CVR Energy, Inc.	400	14,796
Energen Corp.*	500	36,410
Exxon Mobil Corp.	1,300	107,549
HollyFrontier Corp.	1,700	116,331
Marathon Oil Corp.	2,900	60,494

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	2,300	$ 161,368
Murphy Oil Corp.	200	6,754
Noble Energy, Inc.	3,300	116,424
Occidental Petroleum Corp.	2,000	167,360
Par Pacific Holdings, Inc.*	4,100	71,258
Phillips 66	430	48,293
Pioneer Natural Resources Co.	800	151,392
Valero Energy Corp.	1,200	132,996
		1,958,362
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	400	10,888
Personal Products 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	470	67,064
Herbalife Nutrition Ltd.*	1,500	80,580
Medifast, Inc.	80	12,813
USANA Health Sciences, Inc.*	120	13,836
		174,293
Pharmaceuticals 4.0%
Allergan PLC	420	70,022
Corcept Therapeutics, Inc.*	1,200	18,864
Johnson & Johnson(u)	2,100	254,814
Mallinckrodt PLC*	2,900	54,114
Merck & Co., Inc.	2,700	163,890
Perrigo Co. PLC	800	58,328
Pfizer, Inc.	2,900	105,212
Zoetis, Inc.	1,900	161,861
		887,105
Professional Services 0.9%
Insperity, Inc.(u)	2,000	190,500
Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	2,900	138,446
RMR Group, Inc. (The) (Class A Stock)	1,700	133,365
		271,811

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.8%
Norfolk Southern Corp.	850	$ 128,239
Old Dominion Freight Line, Inc.	360	53,626
		181,865
Semiconductors & Semiconductor Equipment 5.6%
Advanced Energy Industries, Inc.*	700	40,663
Analog Devices, Inc.	1,100	105,512
Applied Materials, Inc.	2,500	115,475
Broadcom, Inc.	510	123,746
Intel Corp.(u)	4,100	203,811
KLA-Tencor Corp.	60	6,152
Micron Technology, Inc.*(u)	3,400	178,296
MKS Instruments, Inc.	1,100	105,270
NVIDIA Corp.(u)	1,060	251,114
ON Semiconductor Corp.*	1,200	26,682
SMART Global Holdings, Inc.*	400	12,748
SolarEdge Technologies, Inc.*	400	19,140
Texas Instruments, Inc.	200	22,050
Versum Materials, Inc.	200	7,430
		1,218,089
Software 9.8%
Activision Blizzard, Inc.	1,700	129,744
Adobe Systems, Inc.*(u)	1,130	275,505
American Software, Inc. (Class A Stock)	3,300	48,081
ANSYS, Inc.*	30	5,225
CA, Inc.	700	24,955
Cadence Design Systems, Inc.*	1,000	43,310
Dell Technologies, Inc. (Class V Stock)*	1,500	126,870
Fortinet, Inc.*	2,600	162,318
Intuit, Inc.	910	185,918
Microsoft Corp.(u)	6,500	640,965
Oracle Corp.	3,100	136,586
Progress Software Corp.	400	15,528
PTC, Inc.*	1,200	112,572
salesforce.com, Inc.*(u)	1,700	231,880
		2,139,457
Specialty Retail 3.5%
Advance Auto Parts, Inc.	470	63,779
AutoNation, Inc.*	1,000	48,580
Dick’s Sporting Goods, Inc.	500	17,625

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Foot Locker, Inc.	2,900	$ 152,685
Genesco, Inc.*	200	7,940
Group 1 Automotive, Inc.	100	6,300
Michaels Cos., Inc. (The)*	1,500	28,755
Murphy USA, Inc.*	900	66,861
Ross Stores, Inc.	1,800	152,550
Tilly’s, Inc. (Class A Stock)	7,000	106,050
Ulta Beauty, Inc.*	500	116,730
		767,855
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.(u)	3,470	642,332
Hewlett Packard Enterprise Co.	7,700	112,497
HP, Inc.	6,600	149,754
Western Digital Corp.	1,700	131,597
		1,036,180
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica, Inc.*	1,300	162,305
Wolverine World Wide, Inc.	1,600	55,632
		217,937
Thrifts & Mortgage Finance 0.3%
Radian Group, Inc.	4,400	71,368
Tobacco 0.6%
Altria Group, Inc.	2,500	141,975
Trading Companies & Distributors 1.0%
GMS, Inc.*	400	10,836
Rush Enterprises, Inc. (Class B Stock)*	700	30,730
Univar, Inc.*	400	10,496
Veritiv Corp.*	3,200	127,520
WESCO International, Inc.*	600	34,260
		213,842
Total Common Stocks (cost $26,015,251)		28,292,121

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Exchange Traded Fund 0.3%
SPDR S&P 500 ETF Trust (cost $50,013)	200	$ 54,256

Total Long-Term Investments (cost $26,065,264)		28,346,377
Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $29,654)(w)	29,654	29,654
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $26,094,918)		28,376,031
Securities Sold Short (29.3)%
Common Stocks
Aerospace & Defense (0.4)%
Aerojet Rocketdyne Holdings, Inc.*	500	(14,745)
Cubic Corp.	900	(57,780)
Mercury Systems, Inc.*	400	(15,224)
		(87,749)
Airlines (0.1)%
Spirit Airlines, Inc.*	500	(18,175)
Banks (0.2)%
First Republic Bank	300	(29,037)
Texas Capital Bancshares, Inc.*	200	(18,300)
		(47,337)
Beverages (0.0)%
MGP Ingredients, Inc.	100	(8,881)
Biotechnology (3.6)%
Alder Biopharmaceuticals, Inc.*	1,100	(17,380)
Amicus Therapeutics, Inc.*	5,700	(89,034)
Arena Pharmaceuticals, Inc.*	800	(34,880)
Atara Biotherapeutics, Inc.*	600	(22,050)
BioCryst Pharmaceuticals, Inc.*	3,400	(19,482)
BioMarin Pharmaceutical, Inc.*	200	(18,840)
Clovis Oncology, Inc.*	200	(9,094)
Exact Sciences Corp.*	2,800	(167,412)
Foundation Medicine, Inc.*	200	(27,340)
Heron Therapeutics, Inc.*	1,900	(73,815)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Biotechnology (cont’d.)
Insmed, Inc.*	2,600	$ (61,490)
Ironwood Pharmaceuticals, Inc.*	1,300	(24,856)
Portola Pharmaceuticals, Inc.*	500	(18,885)
Progenics Pharmaceuticals, Inc.*	2,400	(19,296)
Radius Health, Inc.*	400	(11,788)
Sage Therapeutics, Inc.*	100	(15,653)
Seattle Genetics, Inc.*	900	(59,751)
Spark Therapeutics, Inc.*	1,200	(99,312)
		(790,358)
Building Products (0.2)%
JELD-WEN Holding, Inc.*	300	(8,577)
Lennox International, Inc.	120	(24,018)
		(32,595)
Chemicals (0.6)%
HB Fuller Co.	200	(10,736)
Rayonier Advanced Materials, Inc.	1,100	(18,799)
RPM International, Inc.	400	(23,328)
Sensient Technologies Corp.	300	(21,465)
Sherwin-Williams Co. (The)	160	(65,211)
		(139,539)
Commercial Services & Supplies (0.5)%
ABM Industries, Inc.	1,100	(32,098)
Covanta Holding Corp.	1,000	(16,500)
Healthcare Services Group, Inc.	1,300	(56,147)
		(104,745)
Communications Equipment (0.4)%
Finisar Corp.*	3,000	(54,000)
ViaSat, Inc.*	600	(39,432)
		(93,432)
Construction & Engineering (0.2)%
Dycom Industries, Inc.*	60	(5,671)
NV5 Global, Inc.*	400	(27,720)
		(33,391)
Containers & Packaging (0.3)%
Graphic Packaging Holding Co.	4,300	(62,393)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Diversified Consumer Services (0.5)%
Chegg, Inc.*	3,700	$ (102,823)
Electronic Equipment, Instruments & Components (0.6)%
Cognex Corp.	900	(40,149)
Fabrinet (Thailand)*	800	(29,512)
Fitbit, Inc. (Class A Stock)*	4,000	(26,120)
II-VI, Inc.*	1,000	(43,450)
		(139,231)
Energy Equipment & Services (0.7)%
Baker Hughes a GE Co.	1,700	(56,151)
Patterson-UTI Energy, Inc.	4,900	(88,200)
		(144,351)
Equity Real Estate Investment Trusts (REITs) (0.9)%
CoreSite Realty Corp.	100	(11,082)
CubeSmart	600	(19,332)
Education Realty Trust, Inc.	600	(24,900)
Healthcare Realty Trust, Inc.	500	(14,540)
National Storage Affiliates Trust	1,500	(46,230)
Public Storage	120	(27,223)
Realty Income Corp.	1,200	(64,548)
		(207,855)
Health Care Equipment & Supplies (2.8)%
AxoGen, Inc.*	1,100	(55,275)
DexCom, Inc.*	1,600	(151,968)
Glaukos Corp.*	1,200	(48,768)
Halyard Health, Inc.*	200	(11,450)
Insulet Corp.*	400	(34,280)
iRhythm Technologies, Inc.*	100	(8,113)
Nevro Corp.*	1,000	(79,850)
Novocure Ltd.*	400	(12,520)
NuVasive, Inc.*	1,800	(93,816)
Oxford Immunotec Global PLC*	900	(11,601)
Quidel Corp.*	1,200	(79,800)
Wright Medical Group NV*	1,400	(36,344)
		(623,785)
Health Care Providers & Services (0.6)%
Capital Senior Living Corp.*	1,000	(10,670)
Cross Country Healthcare, Inc.*	1,300	(14,625)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Diplomat Pharmacy, Inc.*	1,000	$ (25,560)
Tivity Health, Inc.*	1,400	(49,280)
US Physical Therapy, Inc.	400	(38,400)
		(138,535)
Health Care Technology (0.8)%
Evolent Health, Inc. (Class A Stock)*	2,300	(48,415)
Medidata Solutions, Inc.*	200	(16,112)
Teladoc, Inc.*	2,000	(116,100)
		(180,627)
Hotels, Restaurants & Leisure (0.6)%
Belmond Ltd. (United Kingdom) (Class A Stock)*	3,500	(39,025)
Caesars Entertainment Corp.*	5,800	(62,060)
Wingstop, Inc.	600	(31,272)
		(132,357)
Household Durables (0.1)%
Leggett & Platt, Inc.	200	(8,928)
Universal Electronics, Inc.*	500	(16,525)
		(25,453)
Independent Power & Renewable Electricity Producers (0.3)%
Ormat Technologies, Inc.	900	(47,871)
Pattern Energy Group, Inc. (Class A Stock)	1,500	(28,125)
		(75,996)
Insurance (0.1)%
eHealth, Inc.*	600	(13,260)
Internet & Direct Marketing Retail (0.2)%
Expedia Group, Inc.	440	(52,884)
Internet Software & Services (2.0)%
2U, Inc.*	900	(75,204)
Alteryx, Inc. (Class A Stock)*	900	(34,344)
Box, Inc. (Class A Stock)*	3,700	(92,463)
Coupa Software, Inc.*	300	(18,672)
GoDaddy, Inc. (Class A Stock)*	2,200	(155,320)
Instructure, Inc.*	1,000	(42,550)
Okta, Inc.*	500	(25,185)
		(443,738)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
IT Services (1.5)%
Gartner, Inc.*	1,060	$ (140,874)
Square, Inc. (Class A Stock)*	2,900	(178,756)
		(319,630)
Life Sciences Tools & Services (0.2)%
Syneos Health, Inc.*	900	(42,210)
Machinery (0.6)%
Actuant Corp. (Class A Stock)	500	(14,675)
Chart Industries, Inc.*	600	(37,008)
CIRCOR International, Inc.	600	(22,176)
John Bean Technologies Corp.	210	(18,669)
Snap-on, Inc.	200	(32,144)
Wabtec Corp.	100	(9,858)
		(134,530)
Metals & Mining (0.3)%
Allegheny Technologies, Inc.*	2,100	(52,752)
Haynes International, Inc.	400	(14,696)
		(67,448)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Apollo Commercial Real Estate Finance, Inc.	700	(12,796)
Multiline Retail (0.2)%
Dollar Tree, Inc.*	400	(34,000)
Multi-Utilities (0.6)%
Sempra Energy	1,110	(128,882)
Oil, Gas & Consumable Fuels (2.8)%
Callon Petroleum Co.*	7,100	(76,254)
Centennial Resource Development, Inc. (Class A Stock)*	2,300	(41,538)
EQT Corp.	1,700	(93,806)
Extraction Oil & Gas, Inc.*	2,200	(32,318)
Golar LNG Ltd. (Bermuda)	1,000	(29,460)
Green Plains, Inc.	1,400	(25,620)
Halcon Resources Corp.*	5,200	(22,828)
Jagged Peak Energy, Inc.*	1,700	(22,134)
Matador Resources Co.*	700	(21,035)
Parsley Energy, Inc. (Class A Stock)*	1,800	(54,504)
PDC Energy, Inc.*	500	(30,225)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Peabody Energy Corp.	1,100	$ (50,028)
Ring Energy, Inc.*	1,900	(23,978)
SemGroup Corp. (Class A Stock)	1,200	(30,480)
SRC Energy, Inc.*	3,700	(40,774)
W&T Offshore, Inc.*	1,600	(11,440)
		(606,422)
Pharmaceuticals (0.1)%
Aerie Pharmaceuticals, Inc.*	400	(27,020)
Professional Services (0.7)%
IHS Markit Ltd.*	1,800	(92,862)
WageWorks, Inc.*	1,400	(70,000)
		(162,862)
Real Estate Management & Development (0.4)%
Howard Hughes Corp. (The)*	680	(90,100)
Semiconductors & Semiconductor Equipment (1.4)%
Ambarella, Inc.*	900	(34,749)
Cree, Inc.*	700	(29,099)
Ichor Holdings Ltd.*	900	(19,098)
Inphi Corp.*	1,500	(48,915)
MACOM Technology Solutions Holdings, Inc.*	2,200	(50,688)
MaxLinear, Inc.*	2,300	(35,857)
PDF Solutions, Inc.*	1,100	(13,178)
Universal Display Corp.	600	(51,600)
Veeco Instruments, Inc.*	1,700	(24,225)
		(307,409)
Software (2.8)%
8x8, Inc.*	400	(8,020)
ACI Worldwide, Inc.*	300	(7,401)
Bottomline Technologies (de), Inc.*	200	(9,966)
CommVault Systems, Inc.*	200	(13,170)
Ebix, Inc.	900	(68,625)
Ellie Mae, Inc.*	200	(20,768)
Everbridge, Inc.*	400	(18,968)
Imperva, Inc.*	200	(9,650)
Proofpoint, Inc.*	920	(106,085)
Splunk, Inc.*	1,100	(109,021)
Tableau Software, Inc. (Class A Stock)*	900	(87,975)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Software (cont’d.)
TiVo Corp.	500	$ (6,725)
Workday, Inc. (Class A Stock)*	1,140	(138,077)
		(604,451)
Specialty Retail (0.5)%
Children’s Place, Inc. (The)	250	(30,200)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,100	(54,263)
Lithia Motors, Inc. (Class A Stock)	100	(9,457)
Monro, Inc.	100	(5,810)
		(99,730)
Tobacco (0.0)%
Vector Group Ltd.	400	(7,632)
Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	500	(41,985)
Watsco, Inc.	220	(39,221)
		(81,206)

Total Securities Sold Short (proceeds received $5,896,727)		(6,425,818)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 100.0% (cost $20,198,191)		21,950,213
Liabilities in excess of other assets (0.0)%		(7,849)

Net Assets 100.0%		$ 21,942,364

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 554,726	$—	$—
Airlines	123,055	—	—
Auto Components	56,508	—	—
Automobiles	230,687	—	—
Banks	1,220,688	—	—
Beverages	359,989	—	—
Biotechnology	1,241,074	—	—
Building Products	109,396	—	—
Capital Markets	497,166	—	—
Chemicals	551,026	—	—
Commercial Services & Supplies	154,510	—	—
Communications Equipment	381,180	—	—
Construction & Engineering	117,044	—	—
Construction Materials	16,780	—	—
Consumer Finance	308,381	—	—
Containers & Packaging	88,929	—	—
Distributors	60,610	—	—
Diversified Consumer Services	32,211	—	—
Diversified Financial Services	294,804	—	—
Diversified Telecommunication Services	555,529	—	—
Electric Utilities	224,403	—	—
Electrical Equipment	133,057	—	—
Electronic Equipment, Instruments & Components	93,737	—	—
Energy Equipment & Services	211,474	—	—
Equity Real Estate Investment Trusts (REITs)	645,339	—	—
Food & Staples Retailing	188,042	—	—
Food Products	370,508	—	—
Gas Utilities	20,828	—	—
Health Care Equipment & Supplies	1,470,685	—	—
Health Care Providers & Services	985,387	—	—
Health Care Technology	178,394	—	—
Hotels, Restaurants & Leisure	334,415	—	—
Household Durables	44,092	—	—
Household Products	136,186	—	—
Independent Power & Renewable Electricity Producers	251,924	—	—
Industrial Conglomerates	217,039	—	—
Insurance	410,296	—	—
Internet & Direct Marketing Retail	813,498	—	—
Internet Software & Services	1,784,296	—	—
IT Services	1,132,992	—	—
Leisure Products	17,039	—	—
Life Sciences Tools & Services	301,834	—	—
Machinery	596,470	—	—
Media	391,891	—	—
Metals & Mining	300,616	—	—

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$ 119,816	$—	$—
Multiline Retail	306,749	—	—
Multi-Utilities	175,294	—	—
Oil, Gas & Consumable Fuels	1,958,362	—	—
Paper & Forest Products	10,888	—	—
Personal Products	174,293	—	—
Pharmaceuticals	887,105	—	—
Professional Services	190,500	—	—
Real Estate Management & Development	271,811	—	—
Road & Rail	181,865	—	—
Semiconductors & Semiconductor Equipment	1,218,089	—	—
Software	2,139,457	—	—
Specialty Retail	767,855	—	—
Technology Hardware, Storage & Peripherals	1,036,180	—	—
Textiles, Apparel & Luxury Goods	217,937	—	—
Thrifts & Mortgage Finance	71,368	—	—
Tobacco	141,975	—	—
Trading Companies & Distributors	213,842	—	—
Exchange Traded Fund	54,256	—	—
Affiliated Mutual Fund	29,654	—	—
Common Stocks — Short
Aerospace & Defense	(87,749)	—	—
Airlines	(18,175)	—	—
Banks	(47,337)	—	—
Beverages	(8,881)	—	—
Biotechnology	(790,358)	—	—
Building Products	(32,595)	—	—
Chemicals	(139,539)	—	—
Commercial Services & Supplies	(104,745)	—	—
Communications Equipment	(93,432)	—	—
Construction & Engineering	(33,391)	—	—
Containers & Packaging	(62,393)	—	—
Diversified Consumer Services	(102,823)	—	—
Electronic Equipment, Instruments & Components	(139,231)	—	—
Energy Equipment & Services	(144,351)	—	—
Equity Real Estate Investment Trusts (REITs)	(207,855)	—	—
Health Care Equipment & Supplies	(623,785)	—	—
Health Care Providers & Services	(138,535)	—	—
Health Care Technology	(180,627)	—	—
Hotels, Restaurants & Leisure	(132,357)	—	—
Household Durables	(25,453)	—	—
Independent Power & Renewable Electricity Producers	(75,996)	—	—
Insurance	(13,260)	—	—
Internet & Direct Marketing Retail	(52,884)	—	—
Internet Software & Services	(443,738)	—	—
IT Services	(319,630)	—	—
Life Sciences Tools & Services	(42,210)	—	—

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks — Short (continued)
Machinery	$ (134,530)	$—	$—
Metals & Mining	(67,448)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(12,796)	—	—
Multiline Retail	(34,000)	—	—
Multi-Utilities	(128,882)	—	—
Oil, Gas & Consumable Fuels	(606,422)	—	—
Pharmaceuticals	(27,020)	—	—
Professional Services	(162,862)	—	—
Real Estate Management & Development	(90,100)	—	—
Semiconductors & Semiconductor Equipment	(307,409)	—	—
Software	(604,451)	—	—
Specialty Retail	(99,730)	—	—
Tobacco	(7,632)	—	—
Trading Companies & Distributors	(81,206)	—	—
Total	$21,950,213	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Aerospace & Defense 3.0%
Ducommun, Inc.*	3,300	$ 109,197
Harris Corp.	20,600	2,977,524
Lockheed Martin Corp.	10,900	3,220,187
Moog, Inc. (Class A Stock)	5,700	444,372
Raytheon Co.	25,100	4,848,818
Spirit AeroSystems Holdings, Inc. (Class A Stock)	45,100	3,874,541
Wesco Aircraft Holdings, Inc.*	4,700	52,875
		15,527,514
Airlines 0.5%
Southwest Airlines Co.	47,400	2,411,712
Auto Components 0.3%
Cooper-Standard Holdings, Inc.*	8,700	1,136,829
Tenneco, Inc.	5,800	254,968
		1,391,797
Automobiles 0.1%
Thor Industries, Inc.	5,300	516,167
Banks 2.3%
Bank of America Corp.	233,500	6,582,365
First BanCorp. (Puerto Rico)*	21,300	162,945
JPMorgan Chase & Co.	46,300	4,824,460
QCR Holdings, Inc.	3,100	147,095
		11,716,865
Beverages 1.6%
National Beverage Corp.*	12,400	1,325,560
PepsiCo, Inc.	63,400	6,902,358
		8,227,918
Biotechnology 3.6%
AbbVie, Inc.	53,300	4,938,245
Amgen, Inc.	24,180	4,463,386
Biogen, Inc.*	1,680	487,603
BioSpecifics Technologies Corp.*	4,700	210,842
Celgene Corp.*	73,100	5,805,602
Enanta Pharmaceuticals, Inc.*	4,400	509,960

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Halozyme Therapeutics, Inc.*	35,000	$ 590,450
Incyte Corp.*	23,900	1,601,300
		18,607,388
Building Products 1.0%
Builders FirstSource, Inc.*	8,100	148,149
Continental Building Products, Inc.*	67,600	2,132,780
NCI Building Systems, Inc.*	76,000	1,596,000
Patrick Industries, Inc.*	12,550	713,468
Universal Forest Products, Inc.	17,100	626,202
		5,216,599
Capital Markets 1.4%
Ameriprise Financial, Inc.	36,300	5,077,644
Evercore, Inc. (Class A Stock)	3,600	379,620
Franklin Resources, Inc.	13,000	416,650
S&P Global, Inc.	6,000	1,223,340
		7,097,254
Chemicals 1.8%
Celanese Corp. (Class A Stock)	10,000	1,110,600
Chemours Co. (The)	75,700	3,358,052
Huntsman Corp.	32,800	957,760
Ingevity Corp.*	7,400	598,364
Koppers Holdings, Inc.*	20,900	801,515
LyondellBasell Industries NV (Class A Stock)	6,600	725,010
Trinseo SA	4,300	305,085
Westlake Chemical Corp.	14,900	1,603,687
		9,460,073
Commercial Services & Supplies 0.1%
Quad/Graphics, Inc.	16,300	339,529
Steelcase, Inc. (Class A Stock)	11,600	156,600
		496,129
Communications Equipment 1.1%
CommScope Holding Co., Inc.*	17,000	496,485

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
F5 Networks, Inc.*	22,400	$ 3,862,880
Plantronics, Inc.	19,500	1,486,875
		5,846,240
Construction & Engineering 0.6%
EMCOR Group, Inc.	21,900	1,668,342
MasTec, Inc.*	30,700	1,558,025
		3,226,367
Consumer Finance 1.3%
American Express Co.	25,700	2,518,600
Capital One Financial Corp.	23,300	2,141,270
Green Dot Corp. (Class A Stock)*	4,400	322,916
Navient Corp.	106,100	1,382,483
OneMain Holdings, Inc.*	10,800	359,532
Santander Consumer USA Holdings, Inc.	8,400	160,356
		6,885,157
Containers & Packaging 0.6%
Greif, Inc. (Class A Stock)	35,000	1,851,150
Owens-Illinois, Inc.*	59,600	1,001,876
		2,853,026
Distributors 0.1%
LKQ Corp.*	12,200	389,180
Diversified Consumer Services 0.3%
Grand Canyon Education, Inc.*	8,100	904,041
Service Corp. International	13,400	479,586
		1,383,627
Diversified Telecommunication Services 2.8%
AT&T, Inc.	212,200	6,813,742
Verizon Communications, Inc.(u)	149,800	7,536,438
		14,350,180

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 0.6%
Avangrid, Inc.	6,000	$ 317,580
Exelon Corp.	66,500	2,832,900
		3,150,480
Electrical Equipment 0.1%
Atkore International Group, Inc.*	12,000	249,240
Electronic Equipment, Instruments & Components 1.2%
Anixter International, Inc.*	5,300	335,490
Arrow Electronics, Inc.*	14,200	1,068,976
CDW Corp.	10,300	832,137
Insight Enterprises, Inc.*	3,800	185,934
IPG Photonics Corp.*	400	88,252
Itron, Inc.*	35,400	2,125,770
PC Connection, Inc.	7,700	255,640
SYNNEX Corp.	10,600	1,023,006
		5,915,205
Energy Equipment & Services 0.2%
Apergy Corp.*	8,050	336,088
Archrock, Inc.	50,100	601,200
Mammoth Energy Services, Inc.*	4,200	142,632
		1,079,920
Equity Real Estate Investment Trusts (REITs) 2.9%
Brixmor Property Group, Inc.	78,000	1,359,540
Chesapeake Lodging Trust	13,100	414,484
CoreCivic, Inc.	28,700	685,643
DDR Corp.	11,400	204,060
DiamondRock Hospitality Co.	25,600	314,368
Franklin Street Properties Corp.	68,400	585,504
Gaming and Leisure Properties, Inc.	26,700	955,860
GEO Group, Inc. (The)	106,200	2,924,748
Hospitality Properties Trust	53,800	1,539,218
InfraREIT, Inc.*	9,000	199,530
Ryman Hospitality Properties, Inc.	7,700	640,255
Spirit MTA REIT*	13,250	136,475
Spirit Realty Capital, Inc.	132,500	1,063,975
VEREIT, Inc.	161,500	1,201,560

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.	12,400	$ 822,740
Xenia Hotels & Resorts, Inc.	68,800	1,675,968
		14,723,928
Food & Staples Retailing 0.2%
Kroger Co. (The)	41,200	1,172,140
Food Products 1.0%
Archer-Daniels-Midland Co.	45,200	2,071,516
Conagra Brands, Inc.	48,100	1,718,613
Pilgrim’s Pride Corp.*	11,500	231,495
Tyson Foods, Inc. (Class A Stock)	17,300	1,191,105
		5,212,729
Gas Utilities 0.7%
Atmos Energy Corp.	8,700	784,218
UGI Corp.	55,000	2,863,850
		3,648,068
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	31,100	1,896,789
Align Technology, Inc.*	20,800	7,116,512
Danaher Corp.	41,000	4,045,880
DENTSPLY SIRONA, Inc.	71,500	3,129,555
Edwards Lifesciences Corp.*	14,000	2,037,980
Hill-Rom Holdings, Inc.	14,100	1,231,494
IDEXX Laboratories, Inc.*	18,900	4,119,066
Inogen, Inc.*	1,500	279,495
Masimo Corp.*	40,200	3,925,530
STERIS PLC	2,000	210,020
Zimmer Biomet Holdings, Inc.	15,300	1,705,032
		29,697,353
Health Care Providers & Services 4.0%
Anthem, Inc.	7,600	1,809,028
Centene Corp.*	4,100	505,161
Express Scripts Holding Co.*	69,800	5,389,258
Magellan Health, Inc.*	9,700	930,715
MEDNAX, Inc.*	3,200	138,496
Tenet Healthcare Corp.*	49,300	1,655,001

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.(u)	31,400	$ 7,703,676
WellCare Health Plans, Inc.*	9,300	2,290,032
		20,421,367
Health Care Technology 0.2%
athenahealth, Inc.*	4,700	747,958
Cerner Corp.*	8,000	478,320
		1,226,278
Hotels, Restaurants & Leisure 0.6%
Bloomin’ Brands, Inc.	48,600	976,860
Las Vegas Sands Corp.	19,500	1,489,020
Ruth’s Hospitality Group, Inc.	6,100	171,105
Texas Roadhouse, Inc.	5,700	373,407
		3,010,392
Household Durables 0.9%
La-Z-Boy, Inc.	33,900	1,037,340
Meritage Homes Corp.*	8,000	351,600
NVR, Inc.*	840	2,495,094
Taylor Morrison Home Corp. (Class A Stock)*	24,900	517,422
		4,401,456
Independent Power & Renewable Electricity Producers 2.0%
AES Corp.	217,200	2,912,652
NRG Energy, Inc.	164,200	5,040,940
Vistra Energy Corp.*	107,000	2,531,620
		10,485,212
Industrial Conglomerates 1.2%
Honeywell International, Inc.	42,700	6,150,935
Insurance 0.3%
American Equity Investment Life Holding Co.	15,900	572,400
Hanover Insurance Group, Inc. (The)	3,300	394,548
Unum Group	18,600	688,014
		1,654,962

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc. (Class A Stock)*	52,500	$ 658,875
FTD Cos., Inc.*	11,000	51,040
Groupon, Inc.*	250,600	1,077,580
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	17,400	280,140
Netflix, Inc.*	2,000	782,860
Nutrisystem, Inc.	37,200	1,432,200
Qurate Retail, Inc.*	36,200	768,164
		5,050,859
Internet Software & Services 5.5%
Akamai Technologies, Inc.*	20,100	1,471,923
Alphabet, Inc. (Class A Stock)*	2,900	3,274,651
Alphabet, Inc. (Class C Stock)*(u)	8,362	9,329,065
Blucora, Inc.*	25,200	932,400
Envestnet, Inc.*	7,900	434,105
Etsy, Inc.*	29,900	1,261,481
Facebook, Inc. (Class A Stock)*(u)	58,900	11,445,448
		28,149,073
IT Services 4.7%
Automatic Data Processing, Inc.	39,700	5,325,358
Booz Allen Hamilton Holding Corp.	30,700	1,342,511
CACI International, Inc. (Class A Stock)*	7,700	1,297,835
Cognizant Technology Solutions Corp. (Class A Stock)	66,900	5,284,431
CSG Systems International, Inc.	6,500	265,655
ExlService Holdings, Inc.*	5,500	311,355
Hackett Group, Inc. (The)	24,100	387,287
Leidos Holdings, Inc.	19,200	1,132,800
Travelport Worldwide Ltd.	41,500	769,410
Visa, Inc. (Class A Stock)(u)	62,000	8,211,900
		24,328,542
Leisure Products 0.1%
Vista Outdoor, Inc.*	26,000	402,740
Life Sciences Tools & Services 1.3%
Bruker Corp.	47,300	1,373,592
Illumina, Inc.*	19,800	5,529,942
		6,903,534

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 3.4%
Caterpillar, Inc.	40,200	$ 5,453,934
Crane Co.	5,500	440,715
Cummins, Inc.	32,900	4,375,700
Global Brass & Copper Holdings, Inc.	16,000	501,600
Harsco Corp.*	19,200	424,320
Lydall, Inc.*	3,200	139,680
Mueller Industries, Inc.	1,100	32,461
Oshkosh Corp.	42,100	2,960,472
SPX Corp.*	37,800	1,324,890
Wabash National Corp.	86,100	1,606,626
		17,260,398
Media 0.2%
News Corp. (Class A Stock)	32,300	500,650
TEGNA, Inc.	23,300	252,805
		753,455
Metals & Mining 2.3%
Alcoa Corp.*	16,100	754,768
Freeport-McMoRan, Inc.	303,600	5,240,136
Reliance Steel & Aluminum Co.	5,100	446,454
Southern Copper Corp. (Peru)	29,000	1,359,230
Steel Dynamics, Inc.	76,200	3,501,390
Worthington Industries, Inc.	10,800	453,276
		11,755,254
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Chimera Investment Corp.	54,300	992,604
Ladder Capital Corp.	29,500	460,790
Western Asset Mortgage Capital Corp.	11,000	114,620
		1,568,014
Multiline Retail 2.2%
Kohl’s Corp.	85,500	6,232,950
Macy’s, Inc.	141,200	5,285,116
		11,518,066
Multi-Utilities 0.6%
MDU Resources Group, Inc.	112,600	3,229,368

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	91,100	$ 6,673,075
Cheniere Energy, Inc.*	56,100	3,657,159
ConocoPhillips	93,700	6,523,394
Continental Resources, Inc.*	79,900	5,174,324
CVR Energy, Inc.	6,900	255,231
HollyFrontier Corp.	33,500	2,292,405
Kosmos Energy Ltd. (Ghana)*	28,300	234,041
Laredo Petroleum, Inc.*	224,300	2,157,766
Noble Energy, Inc.	51,000	1,799,280
Phillips 66	16,900	1,898,039
Pioneer Natural Resources Co.	28,400	5,374,416
Valero Energy Corp.	15,100	1,673,533
		37,712,663
Personal Products 0.3%
Avon Products, Inc. (United Kingdom)*	8,600	13,932
Herbalife Nutrition Ltd.*	22,400	1,203,328
USANA Health Sciences, Inc.*	2,300	265,190
		1,482,450
Pharmaceuticals 1.1%
Allergan PLC	400	66,688
Horizon Pharma PLC*	21,300	352,728
Mallinckrodt PLC*	50,500	942,330
Zoetis, Inc.	52,800	4,498,032
		5,859,778
Professional Services 1.0%
Insperity, Inc.	53,500	5,095,875
Real Estate Management & Development 0.9%
CBRE Group, Inc. (Class A Stock)*	79,000	3,771,460
Marcus & Millichap, Inc.*	8,500	331,585
RMR Group, Inc. (The) (Class A Stock)	7,600	596,220
		4,699,265
Road & Rail 0.2%
Old Dominion Freight Line, Inc.	6,000	893,760
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	51,600	2,997,444

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Alpha & Omega Semiconductor Ltd.*	13,000	$ 185,120
Amkor Technology, Inc.*	14,100	121,119
Applied Materials, Inc.	34,500	1,593,555
Cabot Microelectronics Corp.	1,500	161,340
Entegris, Inc.	5,900	200,010
MKS Instruments, Inc.	28,800	2,756,160
NVE Corp.	1,900	231,382
NVIDIA Corp.(u)	29,000	6,870,100
ON Semiconductor Corp.*	14,200	315,737
SMART Global Holdings, Inc.*	4,600	146,602
SolarEdge Technologies, Inc.*	10,400	497,640
		16,076,209
Software 7.8%
Activision Blizzard, Inc.	69,200	5,281,344
Adobe Systems, Inc.*(u)	34,100	8,313,921
CA, Inc.	29,700	1,058,805
Dell Technologies, Inc. (Class V Stock)*	67,200	5,683,776
Fortinet, Inc.*	36,200	2,259,966
Intuit, Inc.	30,100	6,149,580
Microsoft Corp.	6,200	611,382
Oracle Corp.	101,600	4,476,496
Progress Software Corp.	8,200	318,324
PTC, Inc.*	30,000	2,814,300
Synopsys, Inc.*	34,300	2,935,051
		39,902,945
Specialty Retail 3.5%
Advance Auto Parts, Inc.	8,500	1,153,450
Asbury Automotive Group, Inc.*	19,600	1,343,580
AutoNation, Inc.*	9,800	476,084
Burlington Stores, Inc.*	31,800	4,786,854
Dick’s Sporting Goods, Inc.	30,600	1,078,650
Gap, Inc. (The)	87,000	2,817,930
Genesco, Inc.*	5,600	222,320
Michaels Cos., Inc. (The)*	15,700	300,969
Ross Stores, Inc.	34,400	2,915,400
Ulta Beauty, Inc.*	12,700	2,964,942
		18,060,179
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	15,100	2,795,161

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett Packard Enterprise Co.	308,000	$ 4,499,880
HP, Inc.	174,800	3,966,212
Western Digital Corp.	67,200	5,201,952
		16,463,205
Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	10,600	1,148,934
Lululemon Athletica, Inc.*	38,000	4,744,300
PVH Corp.	7,300	1,092,956
Wolverine World Wide, Inc.	11,900	413,763
		7,399,953
Thrifts & Mortgage Finance 0.1%
Radian Group, Inc.	18,800	304,936
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	16,000	1,122,400
BMC Stock Holdings, Inc.*	13,400	279,390
Univar, Inc.*	9,400	246,656
Veritiv Corp.*	6,800	270,980
WESCO International, Inc.*	14,800	845,080
		2,764,506
Water Utilities 0.1%
SJW Group	5,200	344,344
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	8,700	238,554

Total Long-Term Investments (cost $415,257,442)		496,020,783
Short-Term Investments 0.7%
Affiliated Mutual Fund 0.5%
PGIM Core Ultra Short Bond Fund (cost $2,762,435)(w)	2,762,435	2,762,435

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $995,858)	1.846%	09/20/18	1,000	$ 995,834

Total Short-Term Investments (cost $3,758,293)				3,758,269
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $419,015,735)				499,779,052

	Shares
Securities Sold Short (53.6)%
Common Stocks
Aerospace & Defense (0.3)%
Aerojet Rocketdyne Holdings, Inc.*	7,000	(206,430)
Cubic Corp.	7,000	(449,400)
Mercury Systems, Inc.*	30,100	(1,145,606)
		(1,801,436)
Airlines (0.1)%
Allegiant Travel Co.	1,800	(250,110)
Spirit Airlines, Inc.*	12,900	(468,915)
		(719,025)
Banks (0.6)%
Bank of Hawaii Corp.	2,800	(233,576)
Community Bank System, Inc.	7,000	(413,490)
CVB Financial Corp.	27,200	(609,824)
Glacier Bancorp, Inc.	10,600	(410,008)
Pacific Premier Bancorp, Inc.*	4,000	(152,600)
Prosperity Bancshares, Inc.	8,900	(608,404)
Texas Capital Bancshares, Inc.*	6,300	(576,450)
		(3,004,352)
Beverages (0.1)%
MGP Ingredients, Inc.	3,600	(319,716)
Biotechnology (4.3)%
Alder Biopharmaceuticals, Inc.*	13,900	(219,620)
Amicus Therapeutics, Inc.*	117,100	(1,829,102)
Arena Pharmaceuticals, Inc.*	17,900	(780,440)
Array BioPharma, Inc.*	105,100	(1,763,578)
Atara Biotherapeutics, Inc.*	13,000	(477,750)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
BioCryst Pharmaceuticals, Inc.*	52,300	$ (299,679)
BioMarin Pharmaceutical, Inc.*	12,600	(1,186,920)
Bluebird Bio, Inc.*	7,100	(1,114,345)
Clovis Oncology, Inc.*	43,800	(1,991,586)
Exact Sciences Corp.*	63,300	(3,784,707)
Foundation Medicine, Inc.*	3,000	(410,100)
Heron Therapeutics, Inc.*	30,100	(1,169,385)
Insmed, Inc.*	14,100	(333,465)
Ironwood Pharmaceuticals, Inc.*	60,500	(1,156,760)
Portola Pharmaceuticals, Inc.*	17,400	(657,198)
Sarepta Therapeutics, Inc.*	14,600	(1,929,828)
Seattle Genetics, Inc.*	9,200	(610,788)
Spark Therapeutics, Inc.*	26,100	(2,160,036)
TG Therapeutics, Inc.*	10,500	(138,075)
		(22,013,362)
Building Products (1.0)%
Allegion PLC	8,700	(673,032)
American Woodmark Corp.*	2,800	(256,340)
JELD-WEN Holding, Inc.*	8,000	(228,720)
Lennox International, Inc.	5,800	(1,160,870)
Masco Corp.	40,700	(1,522,994)
Owens Corning	18,800	(1,191,356)
		(5,033,312)
Capital Markets (0.5)%
FactSet Research Systems, Inc.	7,100	(1,406,510)
MarketAxess Holdings, Inc.	5,000	(989,300)
		(2,395,810)
Chemicals (3.1)%
Ashland Global Holdings, Inc.	24,800	(1,938,864)
CF Industries Holdings, Inc.	29,000	(1,287,600)
DowDuPont, Inc.	39,300	(2,590,656)
HB Fuller Co.	5,100	(273,768)
International Flavors & Fragrances, Inc.	12,600	(1,561,896)
Mosaic Co. (The)	72,500	(2,033,625)
Rayonier Advanced Materials, Inc.	30,100	(514,409)
Sensient Technologies Corp.	10,000	(715,500)
Sherwin-Williams Co. (The)	12,300	(5,013,111)
		(15,929,429)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (0.9)%
ABM Industries, Inc.	22,300	$ (650,714)
Covanta Holding Corp.	31,300	(516,450)
Healthcare Services Group, Inc.	46,100	(1,991,059)
KAR Auction Services, Inc.	9,200	(504,160)
Republic Services, Inc.	6,200	(423,832)
Rollins, Inc.	12,200	(641,476)
		(4,727,691)
Communications Equipment (0.8)%
CalAmp Corp.*	9,100	(213,213)
Finisar Corp.*	83,000	(1,494,000)
ViaSat, Inc.*	34,400	(2,260,768)
		(3,967,981)
Construction & Engineering (0.2)%
Dycom Industries, Inc.*	5,800	(548,158)
NV5 Global, Inc.*	6,700	(464,310)
		(1,012,468)
Construction Materials (0.9)%
Martin Marietta Materials, Inc.	20,200	(4,511,266)
Containers & Packaging (0.6)%
Ball Corp.	75,000	(2,666,250)
Graphic Packaging Holding Co.	37,400	(542,674)
		(3,208,924)
Diversified Consumer Services (0.2)%
Chegg, Inc.*	45,400	(1,261,666)
Electric Utilities (0.4)%
Alliant Energy Corp.	38,300	(1,620,856)
El Paso Electric Co.	3,000	(177,300)
Evergy, Inc.	9,210	(517,142)
		(2,315,298)
Electronic Equipment, Instruments & Components (0.9)%
Cognex Corp.	17,900	(798,519)
Coherent, Inc.*	6,000	(938,520)
Fabrinet (Thailand)*	19,800	(730,422)
Fitbit, Inc. (Class A Stock)*	44,300	(289,279)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
II-VI, Inc.*	28,500	$ (1,238,325)
Mesa Laboratories, Inc.	2,400	(506,592)
		(4,501,657)
Energy Equipment & Services (1.6)%
Baker Hughes a GE Co.	164,100	(5,420,223)
Dril-Quip, Inc.*	5,700	(292,980)
Patterson-UTI Energy, Inc.	127,700	(2,298,600)
		(8,011,803)
Equity Real Estate Investment Trusts (REITs) (3.7)%
Alexandria Real Estate Equities, Inc.	23,800	(3,002,846)
CoreSite Realty Corp.	7,200	(797,904)
CubeSmart	15,100	(486,522)
CyrusOne, Inc.	48,300	(2,818,788)
Education Realty Trust, Inc.	10,200	(423,300)
Healthcare Realty Trust, Inc.	24,300	(706,644)
Kilroy Realty Corp.	20,200	(1,527,928)
National Retail Properties, Inc.	44,300	(1,947,428)
Public Storage	15,000	(3,402,900)
Realty Income Corp.	53,600	(2,883,144)
Retail Opportunity Investments Corp.	29,100	(557,556)
UDR, Inc.	11,200	(420,448)
		(18,975,408)
Food Products (0.0)%
Hormel Foods Corp.	5,300	(197,213)
Health Care Equipment & Supplies (2.4)%
AxoGen, Inc.*	14,000	(703,500)
DexCom, Inc.*	54,900	(5,214,402)
GenMark Diagnostics, Inc.*	35,600	(227,128)
iRhythm Technologies, Inc.*	8,300	(673,379)
Natus Medical, Inc.*	9,600	(331,200)
Nevro Corp.*	19,200	(1,533,120)
Novocure Ltd.*	8,900	(278,570)
NuVasive, Inc.*	36,200	(1,886,744)
Quidel Corp.*	13,600	(904,400)
Wright Medical Group NV*	31,200	(809,952)
		(12,562,395)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (0.6)%
BioTelemetry, Inc.*	18,000	$ (810,000)
Capital Senior Living Corp.*	19,700	(210,199)
Cross Country Healthcare, Inc.*	17,900	(201,375)
Diplomat Pharmacy, Inc.*	9,400	(240,264)
Premier, Inc. (Class A Stock)*	14,700	(534,786)
Tivity Health, Inc.*	25,600	(901,120)
		(2,897,744)
Health Care Technology (0.7)%
Evolent Health, Inc. (Class A Stock)*	31,200	(656,760)
Medidata Solutions, Inc.*	6,200	(499,472)
Teladoc, Inc.*	33,600	(1,950,480)
Vocera Communications, Inc.*	12,700	(379,603)
		(3,486,315)
Hotels, Restaurants & Leisure (1.5)%
Caesars Entertainment Corp.*	233,800	(2,501,660)
Eldorado Resorts, Inc.*	14,700	(574,770)
Penn National Gaming, Inc.*	13,300	(446,747)
Planet Fitness, Inc. (Class A Stock)*	11,000	(483,340)
Scientific Games Corp.*	9,400	(462,010)
Six Flags Entertainment Corp.	39,000	(2,731,950)
Wingstop, Inc.	9,900	(515,988)
		(7,716,465)
Household Durables (0.9)%
Garmin Ltd.	6,800	(414,800)
Installed Building Products, Inc.*	3,300	(186,615)
iRobot Corp.*	18,700	(1,416,899)
Leggett & Platt, Inc.	23,700	(1,057,968)
Lennar Corp. (Class A Stock)	29,400	(1,543,500)
Universal Electronics, Inc.*	8,100	(267,705)
		(4,887,487)
Household Products (0.1)%
WD-40 Co.	3,700	(541,125)
Independent Power & Renewable Electricity Producers (0.1)%
Pattern Energy Group, Inc. (Class A Stock)	42,300	(793,125)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (0.2)%
Axis Capital Holdings Ltd.	12,300	$ (684,126)
Cincinnati Financial Corp.	6,100	(407,846)
		(1,091,972)
Internet & Direct Marketing Retail (1.2)%
Expedia Group, Inc.	45,300	(5,444,607)
Wayfair, Inc. (Class A Stock)*	6,300	(748,188)
		(6,192,795)
Internet Software & Services (1.5)%
2U, Inc.*	14,500	(1,211,620)
Alteryx, Inc. (Class A Stock)*	20,800	(793,728)
Box, Inc. (Class A Stock)*	77,300	(1,931,727)
Coupa Software, Inc.*	8,900	(553,936)
GoDaddy, Inc. (Class A Stock)*	35,000	(2,471,000)
Instructure, Inc.*	6,400	(272,320)
Okta, Inc.*	6,100	(307,257)
Q2 Holdings, Inc.*	3,900	(222,495)
		(7,764,083)
IT Services (3.9)%
Acxiom Corp.*	6,500	(194,675)
DXC Technology Co.	41,400	(3,337,254)
Euronet Worldwide, Inc.*	7,000	(586,390)
Gartner, Inc.*	29,400	(3,907,260)
PayPal Holdings, Inc.*	14,700	(1,224,069)
Perspecta, Inc.	20,700	(425,385)
Square, Inc. (Class A Stock)*	124,900	(7,698,836)
Teradata Corp.*	10,300	(413,545)
Worldpay, Inc. (Class A Stock)*	25,000	(2,044,500)
		(19,831,914)
Leisure Products (0.1)%
Hasbro, Inc.	8,100	(747,711)
Life Sciences Tools & Services (0.6)%
Luminex Corp.	12,300	(363,219)
PerkinElmer, Inc.	14,200	(1,039,866)
Syneos Health, Inc.*	32,300	(1,514,870)
		(2,917,955)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (2.5)%
Actuant Corp. (Class A Stock)	32,000	$ (939,200)
Chart Industries, Inc.*	10,600	(653,808)
CIRCOR International, Inc.	10,400	(384,384)
Flowserve Corp.	73,000	(2,949,200)
John Bean Technologies Corp.	7,200	(640,080)
Snap-on, Inc.	5,600	(900,032)
Sun Hydraulics Corp.	8,300	(399,977)
Wabtec Corp.	52,300	(5,155,734)
Xylem, Inc.	10,900	(734,442)
		(12,756,857)
Media (0.6)%
GCI Liberty, Inc. (Class A Stock)*	40,080	(1,806,806)
New York Times Co. (The) (Class A Stock)	46,900	(1,214,710)
		(3,021,516)
Metals & Mining (0.3)%
Allegheny Technologies, Inc.*	34,300	(861,616)
Coeur Mining, Inc.*	29,500	(224,200)
Haynes International, Inc.	6,900	(253,506)
		(1,339,322)
Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(221,188)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,700	(626,075)
		(847,263)
Multiline Retail (0.1)%
Dollar Tree, Inc.*	8,100	(688,500)
Multi-Utilities (1.4)%
Dominion Energy, Inc.	30,600	(2,086,308)
Sempra Energy	43,300	(5,027,563)
		(7,113,871)
Oil, Gas & Consumable Fuels (3.1)%
Callon Petroleum Co.*	133,200	(1,430,568)
Centennial Resource Development, Inc. (Class A Stock)*	18,200	(328,692)
EQT Corp.	72,900	(4,022,622)
Extraction Oil & Gas, Inc.*	25,400	(373,126)
Golar LNG Ltd. (Bermuda)	28,800	(848,448)
Green Plains, Inc.	24,500	(448,350)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Jagged Peak Energy, Inc.*	43,000	$ (559,860)
Parsley Energy, Inc. (Class A Stock)*	174,500	(5,283,860)
PDC Energy, Inc.*	11,200	(677,040)
Peabody Energy Corp.	4,500	(204,660)
SemGroup Corp. (Class A Stock)	21,700	(551,180)
SRC Energy, Inc.*	90,700	(999,514)
W&T Offshore, Inc.*	43,100	(308,165)
		(16,036,085)
Pharmaceuticals (0.4)%
Aerie Pharmaceuticals, Inc.*	6,300	(425,565)
Endo International PLC*	43,400	(409,262)
Medicines Co. (The)*	34,800	(1,277,160)
		(2,111,987)
Professional Services (1.8)%
IHS Markit Ltd.*	78,200	(4,034,338)
Nielsen Holdings PLC	122,300	(3,782,739)
WageWorks, Inc.*	25,800	(1,290,000)
		(9,107,077)
Road & Rail (0.5)%
Knight-Swift Transportation Holdings, Inc.	65,600	(2,506,576)
Semiconductors & Semiconductor Equipment (1.9)%
Ambarella, Inc.*	9,600	(370,656)
Cree, Inc.*	46,300	(1,924,691)
Ichor Holdings Ltd.*	22,500	(477,450)
Inphi Corp.*	33,500	(1,092,435)
MACOM Technology Solutions Holdings, Inc.*	42,000	(967,680)
MaxLinear, Inc.*	43,300	(675,047)
PDF Solutions, Inc.*	21,000	(251,580)
Universal Display Corp.	38,300	(3,293,800)
Veeco Instruments, Inc.*	33,800	(481,650)
		(9,534,989)
Software (4.6)%
8x8, Inc.*	12,500	(250,625)
Blackline, Inc.*	34,100	(1,480,963)
Bottomline Technologies (de), Inc.*	4,500	(224,235)
Ebix, Inc.	2,100	(160,125)
Everbridge, Inc.*	3,800	(180,196)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Guidewire Software, Inc.*	6,000	$ (532,680)
Proofpoint, Inc.*	26,400	(3,044,184)
PROS Holdings, Inc.*	13,200	(482,724)
SailPoint Technologies Holding, Inc.*	16,400	(402,456)
ServiceNow, Inc.*	29,100	(5,018,877)
Splunk, Inc.*	57,300	(5,679,003)
Tableau Software, Inc. (Class A Stock)*	11,300	(1,104,575)
Workday, Inc. (Class A Stock)*	43,700	(5,292,944)
		(23,853,587)
Specialty Retail (1.5)%
Camping World Holdings, Inc. (Class A Stock)	30,100	(751,898)
Children’s Place, Inc. (The)	6,300	(761,040)
Floor & Decor Holdings, Inc. (Class A Stock)*	28,600	(1,410,838)
Lowe’s Cos., Inc.	50,400	(4,816,728)
		(7,740,504)
Technology Hardware, Storage & Peripherals (0.2)%
Electronics For Imaging, Inc.*	24,700	(804,232)
Textiles, Apparel & Luxury Goods (0.1)%
Hanesbrands, Inc.	23,500	(517,470)
Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	15,100	(1,267,947)
Watsco, Inc.	5,800	(1,034,024)
		(2,301,971)

Total Securities Sold Short (proceeds received $246,978,783)		(275,620,710)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 43.6% (cost $172,036,952)		224,158,342
Other assets in excess of liabilities(z) 56.4%		289,606,748

Net Assets 100.0%		$ 513,765,090

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts outstanding at June 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
129	S&P 500 E-Mini Index	Sep. 2018	$17,554,320	$(15,155)
A security with a market value of $597,500 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 15,527,514	$ —	$—
Airlines	2,411,712	—	—
Auto Components	1,391,797	—	—
Automobiles	516,167	—	—
Banks	11,716,865	—	—
Beverages	8,227,918	—	—
Biotechnology	18,607,388	—	—
Building Products	5,216,599	—	—
Capital Markets	7,097,254	—	—
Chemicals	9,460,073	—	—
Commercial Services & Supplies	496,129	—	—
Communications Equipment	5,846,240	—	—
Construction & Engineering	3,226,367	—	—
Consumer Finance	6,885,157	—	—
Containers & Packaging	2,853,026	—	—
Distributors	389,180	—	—
Diversified Consumer Services	1,383,627	—	—

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$ 14,350,180	$ —	$—
Electric Utilities	3,150,480	—	—
Electrical Equipment	249,240	—	—
Electronic Equipment, Instruments & Components	5,915,205	—	—
Energy Equipment & Services	1,079,920	—	—
Equity Real Estate Investment Trusts (REITs)	14,723,928	—	—
Food & Staples Retailing	1,172,140	—	—
Food Products	5,212,729	—	—
Gas Utilities	3,648,068	—	—
Health Care Equipment & Supplies	29,697,353	—	—
Health Care Providers & Services	20,421,367	—	—
Health Care Technology	1,226,278	—	—
Hotels, Restaurants & Leisure	3,010,392	—	—
Household Durables	4,401,456	—	—
Independent Power & Renewable Electricity Producers	10,485,212	—	—
Industrial Conglomerates	6,150,935	—	—
Insurance	1,654,962	—	—
Internet & Direct Marketing Retail	5,050,859	—	—
Internet Software & Services	28,149,073	—	—
IT Services	24,328,542	—	—
Leisure Products	402,740	—	—
Life Sciences Tools & Services	6,903,534	—	—
Machinery	17,260,398	—	—
Media	753,455	—	—
Metals & Mining	11,755,254	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,568,014	—	—
Multiline Retail	11,518,066	—	—
Multi-Utilities	3,229,368	—	—
Oil, Gas & Consumable Fuels	37,712,663	—	—
Personal Products	1,482,450	—	—
Pharmaceuticals	5,859,778	—	—
Professional Services	5,095,875	—	—
Real Estate Management & Development	4,699,265	—	—
Road & Rail	893,760	—	—
Semiconductors & Semiconductor Equipment	16,076,209	—	—
Software	39,902,945	—	—
Specialty Retail	18,060,179	—	—
Technology Hardware, Storage & Peripherals	16,463,205	—	—
Textiles, Apparel & Luxury Goods	7,399,953	—	—
Thrifts & Mortgage Finance	304,936	—	—
Trading Companies & Distributors	2,764,506	—	—
Water Utilities	344,344	—	—
Wireless Telecommunication Services	238,554	—	—
Affiliated Mutual Fund	2,762,435	—	—
U.S. Treasury Obligation	—	995,834	—
Common Stocks — Short
Aerospace & Defense	(1,801,436)	—	—

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks — Short (continued)
Airlines	$ (719,025)	$ —	$—
Banks	(3,004,352)	—	—
Beverages	(319,716)	—	—
Biotechnology	(22,013,362)	—	—
Building Products	(5,033,312)	—	—
Capital Markets	(2,395,810)	—	—
Chemicals	(15,929,429)	—	—
Commercial Services & Supplies	(4,727,691)	—	—
Communications Equipment	(3,967,981)	—	—
Construction & Engineering	(1,012,468)	—	—
Construction Materials	(4,511,266)	—	—
Containers & Packaging	(3,208,924)	—	—
Diversified Consumer Services	(1,261,666)	—	—
Electric Utilities	(2,315,298)	—	—
Electronic Equipment, Instruments & Components	(4,501,657)	—	—
Energy Equipment & Services	(8,011,803)	—	—
Equity Real Estate Investment Trusts (REITs)	(18,975,408)	—	—
Food Products	(197,213)	—	—
Health Care Equipment & Supplies	(12,562,395)	—	—
Health Care Providers & Services	(2,897,744)	—	—
Health Care Technology	(3,486,315)	—	—
Hotels, Restaurants & Leisure	(7,716,465)	—	—
Household Durables	(4,887,487)	—	—
Household Products	(541,125)	—	—
Independent Power & Renewable Electricity Producers	(793,125)	—	—
Insurance	(1,091,972)	—	—
Internet & Direct Marketing Retail	(6,192,795)	—	—
Internet Software & Services	(7,764,083)	—	—
IT Services	(19,831,914)	—	—
Leisure Products	(747,711)	—	—
Life Sciences Tools & Services	(2,917,955)	—	—
Machinery	(12,756,857)	—	—
Media	(3,021,516)	—	—
Metals & Mining	(1,339,322)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(847,263)	—	—
Multiline Retail	(688,500)	—	—
Multi-Utilities	(7,113,871)	—	—
Oil, Gas & Consumable Fuels	(16,036,085)	—	—
Pharmaceuticals	(2,111,987)	—	—
Professional Services	(9,107,077)	—	—
Road & Rail	(2,506,576)	—	—
Semiconductors & Semiconductor Equipment	(9,534,989)	—	—
Software	(23,853,587)	—	—
Specialty Retail	(7,740,504)	—	—
Technology Hardware, Storage & Peripherals	(804,232)	—	—
Textiles, Apparel & Luxury Goods	(517,470)	—	—
Trading Companies & Distributors	(2,301,971)	—	—

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ (15,155)	$ —	$—
Total	$223,147,353	$995,834	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.4%
Alabama 1.4%
Black Belt Energy Gas District, Revenue, Series B-1, (Mandatory Put Date 12/01/23), 1 Month LIBOR + 0.900%	2.228%(c)	12/01/48	1,000	$ 1,000,000
Southeast Alabama Gas Supply District (The), Revenue, Project #2, Series A (Mandatory Put Date 06/01/24)	4.000(cc)	06/01/49	1,000	1,065,370
				2,065,370
Alaska 0.6%
Alaska Industrial Development & Export Authority,
Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000	01/01/22	535	583,610
Revenue, Snettisham Hydroelectric, AMT, Rfdg	5.000	01/01/23	250	277,988
				861,598
Arizona 3.3%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	2.359(c)	01/01/37	2,005	1,895,186
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	560	575,445
La Paz County Industrial Development Authority, Revenue, Cosmos Foundation, Inc., Series A, 144A	5.000	02/15/26	750	806,438
Maricopa County Industrial Development Authority,
Revenue, Paradise School Project, Rfdg, 144A	4.000	07/01/26	500	509,360
Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	510,995

Salt Verde Finance Corp., National Gas Utility, Revenue	5.250	12/01/21	555	608,596
				4,906,020
California 4.9%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	480	508,354
California Pollution Control Financing Authority, Revenue, Green Bonds Project, AMT, 144A	7.000	07/01/22	250	259,083
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000	07/01/21	400	419,096
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	289,926

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
California School Finance Authority, (cont’d.)
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%	07/01/25	285	$ 306,774
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	346,381
Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625	07/01/25	550	561,104

Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000	09/01/21	755	823,546
City of Fontana Sierra Hills, Special Tax, Series 22, Rfdg	4.000	09/01/19	385	393,786
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	250,103
Golden State Tobacco Securitization Corp., Revenue, Series A-1, Rfdg	3.500	06/01/36	500	503,870
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	3.020(c)	11/15/27	700	708,785
Palomar Health, Revenue, Rfdg	5.000	11/01/24	545	605,054
Southern California Public Power Authority Natural Gas Project, Revenue, Project No.1, Series A-1, 3 Month LIBOR + 1.470%	3.050(c)	11/01/38	1,360	1,297,508
Tobacco Securitization Authority of Northern California, Revenue, Series A-1, Rfdg	4.750	06/01/23	25	25,005
				7,298,375
Colorado 4.1%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000	10/01/32	500	537,610
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	505	508,348
Colorado Health Facilities Authority,
Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000	07/01/19	100	102,859
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	312,210
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/20	695	717,949
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	132,553
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	300	313,275
Revenue, Retirement Communities, Series A, Rfdg	4.000	12/01/19	515	528,235

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Colorado (cont’d.)
Colorado Health Facilities Authority, (cont’d.)
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800%(cc)	05/15/42	1,000	$ 1,005,310

E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000	09/01/20	650	690,885
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,238,347
				6,087,581
Connecticut 1.8%
Harbor Point Infrastructure Improvement District, Rfdg, 144A	5.000	04/01/22	900	963,594
State of Connecticut, Series C, GO	5.000	06/15/26	1,000	1,127,700
State of Connecticut, Special Tax,
Revenue, Series A	5.000	08/01/25	375	425,055
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	165	186,003
				2,702,352
Delaware 1.0%
Delaware State Economic Development Authority,
Revenue, Aspira Charter School, Series A	3.250	06/01/26	800	744,664
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	480	472,061
Delaware State Health Facilities Authority,
Revenue, Nanticoke Memorial Hospital, Rfdg	4.000	07/01/22	100	103,891
Revenue, Nanticoke Memorial Hospital, Rfdg	5.000	07/01/23	100	108,680
				1,429,296
District of Columbia 2.3%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	650	659,626
District of Columbia KIPP Charter School,
Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	125	142,570
Revenue, Rfdg (Escrowed to Maturity date 07/01/23)(ee)	5.000	07/01/23	275	302,877

Metropolitan Washington Airports Authority, Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,333,060
				3,438,133

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida 6.9%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/23	220	$ 245,428
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	400	451,944

Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	780,589
County of Broward Airport System, Revenue, AMT	5.000	10/01/25	560	644,213
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	41,754
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000	11/15/26	500	535,585
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	300	303,741
Special Assessment	4.250	05/01/25	400	405,136
Special Assessment	4.250	05/01/26	250	254,178
Special Assessment	4.625	05/01/27	500	515,970

Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950	12/15/21	250	255,130
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,050,980
Orange County Health Facilities Authority, Revenue, Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity date 10/01/21)(ee)	6.250	10/01/21	80	86,096
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	450	513,715
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	99,495
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	155	157,767
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	150	152,813
Special Assessment, Revenue, Rfdg	3.000	05/01/21	170	173,658
Special Assessment, Revenue, Rfdg	4.000	05/01/26	250	261,800
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/21	475	498,840
Special Assessment, Revenue, Rfdg	4.000	05/01/24	860	926,143
Special Assessment, Revenue, Rfdg	4.000	05/01/25	240	258,396
Special Assessment, Revenue, Rfdg	4.000	05/01/26	285	303,918

Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	315	334,769

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)

Village Community Development District No. 11, Special Assessment, Revenue	3.250%	05/01/19	185	$ 187,649
Village Community Development District No. 12,
Special Assessment, Revenue	2.875	05/01/21	495	498,767
Special Assessment, Revenue, 144A	3.250	05/01/23	250	251,615
				10,190,089
Georgia 2.2%
Burke County Development Authority, Revenue, Variable Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/03/25)	3.250(cc)	11/01/45	500	497,645
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	2.093(c)	04/01/48	1,000	996,040
Revenue, Sub-Series C (Mandatory Put Date 12/01/23)	4.000(cc)	08/01/48	1,000	1,070,180

Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	685,187
				3,249,052
Guam 0.4%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000	07/01/20	400	421,900
Port Authority of Guam, Revenue, Series B, AMT	5.000	07/01/24	165	183,777
				605,677
Idaho 0.7%
County of Nez Perce, Revenue, Rfdg	2.750	10/01/24	1,000	986,960
Illinois 20.6%
Chicago Board of Education,
Dedicated Revenues, GO, Rfdg	4.250	12/01/18	375	377,164
Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000	12/01/18	350	353,084
Series A, GO, AMBAC, Rfdg	5.500	12/01/23	315	346,617
Series A, GO, Rfdg	4.000	12/01/20	500	505,145
Series A, NATL, GO, Rfdg	5.000	12/01/18	160	161,515
Series F, GO, Rfdg	5.000	12/01/18	1,815	1,830,990
Series F, GO, Rfdg	5.000	12/01/19	305	312,168
Series F, GO, Rfdg	5.000	12/01/22	1,000	1,042,910

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Chicago Board of Education, (cont’d.)
Series F, GO, Rfdg (Escrowed to Maturity date 12/01/19)(ee)	5.000%	12/01/19	70	$ 73,206

Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	221,940
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,750,816
City of Chicago,
Series A, GO	4.000	12/01/18	250	251,898
Series A, GO	5.000	01/01/20	200	205,980
Series A, GO, Rfdg (Escrowed to Maturity date 01/01/20)(ee)	5.000	01/01/24	335	341,616
Series B, GO, Rfdg	5.000	01/01/19	750	759,675
Series B, GO, Rfdg	5.000	01/01/23	370	392,107
Series C, GO, Rfdg	5.000	01/01/20	250	257,290
Series C, GO, Rfdg	5.000	01/01/22	945	993,469
City of Chicago Wastewater Transmission,
Revenue, Second Lien	4.000	01/01/20	1,120	1,152,648
Revenue, Second Lien, Rfdg	5.000	01/01/25	390	421,344
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,078,219
City of Chicago Waterworks,
Revenue, Second Lien	4.000	11/01/24	110	115,525
Revenue, Second Lien Project	4.000	11/01/21	375	395,055
Revenue, Second Lien, AGM, Rfdg	4.250	11/01/18	300	302,403
Revenue, Second Lien, Rfdg	4.000	11/01/19	490	503,029
Revenue, Second Lien, Rfdg	4.000	11/01/20	1,065	1,109,964
Revenue, Second Lien, Rfdg	5.000	11/01/20	385	410,406
Revenue, Second Lien, Rfdg	5.000	11/01/22	750	830,002
Revenue, Second Lien, Rfdg	5.000	11/01/24	600	673,080
Revenue, Second Lien, Series 2017-2, Rfdg	5.000	11/01/24	270	302,886

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	275	300,212
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,132,320
Illinois Finance Authority,
Revenue, Advocate Healthcare Network, Series D	5.500	11/01/18	30	30,388
Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000(cc)	11/01/30	350	367,157
Revenue, Presbyterian Homes, Series B, Rfdg (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.738(c)	05/01/36	500	502,785
Revenue, Silver Cross Hospital, Rfdg	6.000	08/15/23	600	601,914
Revenue, Silver Cross Hospital, Series C, Rfdg	5.000	08/15/19	155	159,289

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Railsplitter Tobacco Settlement Authority,
Revenue	5.000%	06/01/24	500	$ 564,180
Revenue	5.375	06/01/21	705	767,146

Regional Transportation Authority, Revenue, Series A, Rfdg	5.500	07/01/25	760	899,589
State of Illinois,
GO	5.000	02/01/22	200	209,932
GO, AGM, Rfdg	4.000	01/01/20	525	536,870
GO, Rfdg	5.000	08/01/18	75	75,166
GO, Rfdg	5.000	02/01/24	500	530,660
Revenue	5.000	06/15/24	705	778,278
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,508,817
Revenue, Series A, GO	4.000	06/15/19	150	152,808
Series 2010, GO, AGM, Rfdg	5.000	01/01/20	200	207,438
Series A, GO	4.000	01/01/23	360	364,097
Series A, GO	5.000	04/01/20	455	469,155
Series A, GO, AGM	4.000	09/01/22	150	150,456
Series B, GO, Rfdg	5.250	01/01/21	715	747,425
Series D, GO	5.000	11/01/23	1,500	1,591,950

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	473,786
				30,593,969
Indiana 0.9%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	502,165
Gary Chicago International Airport Authority, Revenue, AMT	5.000	02/01/20	835	871,573
				1,373,738
Iowa 0.7%
Iowa Finance Authority,
Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000	12/01/19	540	555,099
Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500	12/01/22	415	419,241
				974,340
Kentucky 0.3%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250	06/01/20	500	522,915

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Louisiana 1.3%
City of New Orleans,
GO, Rfdg	5.000%	12/01/22	100	$ 111,351
GO, Rfdg	5.000	12/01/23	150	169,596
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	336,222
Revenue	5.000	06/01/24	200	228,376

Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	291,630
New Orleans Sewerage Service,
Revenue, Rfdg	5.000	06/01/19	400	411,656
Revenue, Rfdg	5.000	06/01/20	350	370,058
				1,918,889
Maryland 0.7%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000	07/01/18	400	400,000
Frederick County Special Obligation, Urbana Community Development Authorization,
Specialty Tax, Series A, Rfdg	5.000	07/01/20	100	106,811
Specialty Tax, Series A, Rfdg	5.000	07/01/21	100	107,118

Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	390,460
				1,004,389
Massachusetts 0.1%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000	04/15/20	220	224,939
Michigan 0.8%
Michigan Finance Authority,
Revenue, Local Government Loan Program, Series B, Rfdg	4.000	07/01/18	640	640,000
Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	441,316

Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500	12/01/20	160	163,595
				1,244,911

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Minnesota 0.5%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project (Escrowed to Maturity date 11/15/20)(ee)	5.000%	11/15/20	500	$ 535,815
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000	09/01/19	185	191,009
				726,824
Mississippi 0.7%
Mississippi Business Finance Corp., Revenue, Variable Chevron Corp., Series F, (Mandatory Put date 07/02/18), FRDD	1.620(cc)	11/01/35	1,000	1,000,000
Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, Lutheran Senior Services, Rfdg	2.150	02/01/19	500	500,625
Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000	05/01/19	125	128,794
				629,419
Nevada 0.5%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	539,750
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.500	12/15/29	250	254,750
				794,500
New Jersey 8.0%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000	11/01/19	500	510,975
New Jersey Building Authority,
Revenue, Series A, Rfdg	5.000	06/15/21	625	664,944
Revenue, Series A, Rfdg (Escrowed to Maturity date 06/15/21)(ee)	5.000	06/15/21	60	65,257
New Jersey Economic Development Authority,
Revenue, Police Barracks Project	4.750	06/15/19	245	251,260
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	537,245
Revenue, School Facilities Construction, Series EE, Rfdg	5.000	09/01/18	85	85,424
Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity date 03/01/19)(ee)	5.000	03/01/19	150	153,387

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New Jersey (cont’d.)
New Jersey Economic Development Authority, (cont’d.)
Revenue, Series XX, Rfdg	5.000%	06/15/22	800	$ 860,408
Revenue, Transit Project Sublease, Series A, Rfdg	5.000	05/01/19	275	281,710
Revenue, United Airlines, Series A, AMT	4.875	09/15/19	990	1,009,909
New Jersey Health Care Facilities Financing Authority,
Revenue, Holy Name Medical Center, Rfdg	4.250	07/01/19	150	152,859
Revenue, Holy Name Medical Center, Rfdg	4.500	07/01/20	310	322,849
Revenue, Holy Name Medical Center, Rfdg	5.000	07/01/19	235	241,202
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	558,350
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	135,885
New Jersey Transportation Trust Fund Authority,
Revenue, Series AA	5.000	06/15/19	100	102,789
Revenue, Series B, AGM, Rfdg	5.500	12/15/21	175	192,309
Revenue, Series B, NATL, Rfdg	5.500	12/15/20	200	214,466
Revenue, Series B, Rfdg	5.250	12/15/19	440	459,751
Revenue, Transportation Project, Series AA	5.000	06/15/22	315	338,786

New Jersey Turnpike Authority, Revenue, Variable, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	2.088(c)	01/01/24	1,000	1,003,950
South Jersey Transportation Authority LLC,
Revenue, Series A, Rfdg	5.000	11/01/20	100	106,223
Revenue, Series A, Rfdg	5.000	11/01/21	350	378,227
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/28	1,000	1,166,610
Revenue, Sub-Series B, Rfdg	3.200	06/01/27	2,000	2,020,100
				11,814,875
New York 5.0%
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, Rfdg, 144A	5.000	12/01/21	500	538,410
New York State Energy Research & Development Authority, Revenue, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000(cc)	02/01/29	500	498,655
New York Transportation Development Corp.,
Revenue, Delta Air Lines, Inc., AMT	5.000	01/01/27	2,000	2,269,100
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,083,850
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,099,840

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue, JFK International Air Terminal	5.000%	12/01/20	1,540	$ 1,604,542
Revenue, Series 188, AMT, Rfdg	5.000	05/01/23	325	364,081
				7,458,478
North Carolina 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	526,315
North Dakota 0.3%
Burleigh County Healthcare, St. Alexius Project, Revenue, Series A, Rfdg (Escrowed to Maturity date 07/01/20)(ee)	4.000	07/01/20	500	520,155
Ohio 4.1%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	3,505	3,496,728
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.875	06/01/30	1,000	1,004,990

Cleveland-Cuyahoga County Port Authority, Revenue, Playhouse Square Foundation Project, Rfdg	5.000	12/01/28	250	270,780
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	762,957
Ohio Air Quality Development Authority, Revenue, Pratt Paper LLC Project, AMT, 144A	3.750	01/15/28	500	507,215
				6,042,670
Oklahoma 0.5%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	450	503,298
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000(cc)	06/01/35	250	269,020
				772,318
Oregon 0.1%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000	10/01/19	215	219,463

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Pennsylvania 5.2%
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%	10/01/24	445	$ 452,667
Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,133,310
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,143,810
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	566,435

East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	560,465
Hospitals & Higher Education Facilities Authority (The), Revenue, Temple University Health System, Rfdg	5.000	07/01/26	1,500	1,675,665
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., Series A, AMT, Rfdg (Mandatory Put Date 04/01/20)	2.700(cc)	10/01/34	1,000	999,810
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	320	328,918
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000	12/31/18	250	253,598
Pennsylvania Turnpike Commission, Revenue, Series A-2, Rfdg	5.000	12/01/26	470	553,162
				7,667,840
Puerto Rico 0.1%
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250	08/01/18	105	105,228
Rhode Island 1.1%
Tobacco Settlement Financing Corp.,
Revenue, Senior Series 1A, Rfdg	5.000	06/01/24	1,185	1,337,794
Revenue, Series A, Rfdg	5.000	06/01/22	300	329,418
				1,667,212
South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	300,278

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Tennessee 0.7%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Rfdg	4.750%	07/01/27	650	$ 686,523
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	282,558
				969,081
Texas 11.4%
Austin Convention Enterprises, Inc.,
Revenue, First Tier Convention Center, Rfdg	5.000	01/01/26	1,350	1,541,835
Revenue, First Tier Convention Center, Series A, Rfdg	5.000	01/01/31	600	682,038
Revenue, Second Tier Convention Center, Series B, Rfdg	5.000	01/01/25	650	735,605

Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	550,750
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000	12/01/21	1,000	1,049,450
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	673,904
Revenue, Sub Lien, Rfdg	5.000	01/01/21	180	191,041

City of Houston Airport System, Revenue, Sub-Series A, AMT	5.000	07/01/25	1,000	1,137,510
Clifton Higher Education Finance Corp.,
Revenue, Idea Academy, Inc.	3.750	08/15/22	420	438,732
Revenue, Idea Academy, Inc.	5.000	08/15/18	115	115,454
Revenue, Idea Academy, Inc. (Pre-refunded date 08/15/21)(ee)	5.500	08/15/31	410	451,964
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	658,550

Dallas County Flood Control District No. 1, GO, Rfdg, 144A	5.000	04/01/20	750	780,082
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000	11/01/22	450	499,176
Decatur Hospital Authority, Wise Regional Health Systems,
Revenue, Series A, Rfdg	4.000	09/01/20	200	205,842
Revenue, Series A, Rfdg	5.000	09/01/22	150	162,197
Revenue, Series A, Rfdg	5.000	09/01/23	150	164,090

Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000	02/15/22	75	77,279

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)

Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%	08/15/22	485	$ 529,358
New Hope Cultural Education Facilities Finance Corp.,
Revenue, Jubilee Academic Center Project, 144A	4.250	08/15/27	500	490,715
Revenue, MRC Crestview, Rfdg	4.000	11/15/26	1,060	1,073,515
Revenue, Tarelton St. University Student Housing Project, Series A	4.000	04/01/21	300	311,613

North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000	01/01/21	100	107,290
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	684,035
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue, Senior Lien, Series A	5.250	12/15/19	100	104,592
Revenue, Senior Lien, Series B, 3 Month LIBOR + 0.700%	2.268(c)	12/15/26	825	817,443
Revenue, Senior Lien, Series D	6.250	12/15/26	1,005	1,169,830

Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, 3 Month LIBOR + 0.870%	2.438(c)	09/15/27	1,515	1,522,590
				16,926,480
Utah 0.3%
Salt Lake City Corp. Airport, Revenue, Series A, AMT	5.000	07/01/22	250	276,122
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	140	141,309
				417,431
Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000	05/01/21	100	105,853
Virginia 0.8%
Virginia College Building Authority,
Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000	07/01/20	525	547,150
Revenue, Marymount University Project, Series B, 144A	5.000	07/01/20	500	521,095

Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250	07/01/22	150	160,687
				1,228,932

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Washington 0.6%
Skagit County Public Hospital District No. 1, Revenue, Rfdg	4.000%	12/01/22	500	$ 526,210
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	300	318,360
				844,570
West Virginia 0.8%
Harrison County Commission, Revenue, Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000(cc)	10/15/37	500	499,985
Monongalia County Commission Special District, Revenue, Series A, Rfdg, 144A	4.500	06/01/27	250	249,265
West Virginia Economic Development Authority, Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	502,280
				1,251,530
Wisconsin 2.6%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000	06/01/23	500	537,060
Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000	01/01/24	1,000	1,103,280
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	2,000	2,153,800
				3,794,140

TOTAL INVESTMENTS 99.4% (cost $146,713,186)				147,462,185
Other assets in excess of liabilities 0.6%				841,667

Net Assets 100.0%				$ 148,303,852

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$ 2,065,370	$—
Alaska	—	861,598	—
Arizona	—	4,906,020	—
California	—	7,298,375	—
Colorado	—	6,087,581	—
Connecticut	—	2,702,352	—
Delaware	—	1,429,296	—
District of Columbia	—	3,438,133	—
Florida	—	10,190,089	—
Georgia	—	3,249,052	—
Guam	—	605,677	—
Idaho	—	986,960	—
Illinois	—	30,593,969	—
Indiana	—	1,373,738	—
Iowa	—	974,340	—
Kentucky	—	522,915	—
Louisiana	—	1,918,889	—
Maryland	—	1,004,389	—
Massachusetts	—	224,939	—
Michigan	—	1,244,911	—
Minnesota	—	726,824	—
Mississippi	—	1,000,000	—
Missouri	—	629,419	—
Nevada	—	794,500	—
New Jersey	—	11,814,875	—
New York	—	7,458,478	—
North Carolina	—	526,315	—
North Dakota	—	520,155	—
Ohio	—	6,042,670	—
Oklahoma	—	772,318	—
Oregon	—	219,463	—
Pennsylvania	—	7,667,840	—
Puerto Rico	—	105,228	—
Rhode Island	—	1,667,212	—

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
South Carolina	$—	$ 300,278	$—
Tennessee	—	969,081	—
Texas	—	16,926,480	—
Utah	—	417,431	—
Vermont	—	105,853	—
Virginia	—	1,228,932	—
Washington	—	844,570	—
West Virginia	—	1,251,530	—
Wisconsin	—	3,794,140	—
Total	$—	$147,462,185	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Diversified REITs 9.7%
American Assets Trust, Inc.	16,737	$ 640,860
Empire State Realty Trust, Inc., (Class A Stock)	31,353	536,136
Forest City Realty Trust, Inc., (Class A Stock)	45,318	1,033,703
		2,210,699
Health Care REITs 11.0%
Community Healthcare Trust, Inc.	6,300	188,181
MedEquities Realty Trust, Inc.	34,677	382,140
Sabra Health Care REIT, Inc.	17,449	379,167
Welltower, Inc.	24,758	1,552,079
		2,501,567
Hotel & Resort REITs 7.6%
DiamondRock Hospitality Co.	57,100	701,188
MGM Growth Properties LLC, (Class A Stock)	14,837	451,935
Park Hotels & Resorts, Inc.	5,090	155,906
Sunstone Hotel Investors, Inc.	25,027	415,949
		1,724,978
Hotels, Resorts & Cruise Lines 1.4%
Hilton Worldwide Holdings, Inc.	3,948	312,524
Industrial REITs 15.0%
Americold Realty Trust	21,929	482,877
Duke Realty Corp.	24,125	700,349
First Industrial Realty Trust, Inc.	13,683	456,191
Prologis, Inc.	9,637	633,054
Rexford Industrial Realty, Inc.	16,399	514,765
STAG Industrial, Inc.	22,979	625,718
		3,412,954
Office REITs 12.9%
Columbia Property Trust, Inc.	21,174	480,862
Easterly Government Properties, Inc.	12,307	243,186
Highwoods Properties, Inc.	11,053	560,719
Hudson Pacific Properties, Inc.	20,235	716,926
JBG SMITH Properties	14,183	517,254
Kilroy Realty Corp.	5,480	414,507
		2,933,454

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 20.3%
American Homes 4 Rent, (Class A Stock)	19,569	$ 434,040
AvalonBay Communities, Inc.	7,647	1,314,443
Camden Property Trust	7,805	711,270
Equity LifeStyle Properties, Inc.	8,784	807,250
Invitation Homes, Inc.	17,164	395,802
UDR, Inc.	25,375	952,577
		4,615,382
Retail REITs 6.1%
Macerich Co. (The)	14,279	811,476
Simon Property Group, Inc.	2,923	497,465
Weingarten Realty Investors	3,074	94,710
		1,403,651
Specialized REITs 14.8%
CoreSite Realty Corp.	3,079	341,215
Crown Castle International Corp.	2,638	284,429
Digital Realty Trust, Inc.	4,235	472,541
Equinix, Inc.	2,572	1,105,677
Extra Space Storage, Inc.	6,394	638,185
Life Storage, Inc.	5,398	525,280
		3,367,327

Total Long-Term Investments (cost $19,552,209)		22,482,536
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $275,531)(w)	275,531	275,531

TOTAL INVESTMENTS 100.0% (cost $19,827,740)		22,758,067
Other assets in excess of liabilities 0.0%		8,121

Net Assets 100.0%		$ 22,766,188

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$ 2,210,699	$—	$—
Health Care REITs	2,501,567	—	—
Hotel & Resort REITs	1,724,978	—	—
Hotels, Resorts & Cruise Lines	312,524	—	—
Industrial REITs	3,412,954	—	—
Office REITs	2,933,454	—	—
Residential REITs	4,615,382	—	—
Retail REITs	1,403,651	—	—
Specialized REITs	3,367,327	—	—
Affiliated Mutual Fund	275,531	—	—
Total	$22,758,067	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
BAM — Build America Mutual
GO — General Obligation
ETF — Exchange Traded Fund
FRDD — Floating Rate Daily Demand Note
LIBOR — London Interbank Offered Rate
NATL — National Public Finance Guaranty Corp.
OTC — Over-the-counter
REIT(s) — Real Estate Investment Trust(s)
Rfdg — Refunding
UTS — Unit Trust Security

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the PGIM Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.   Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    August 17, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date    August 17, 2018

* Print the name and title of each signing officer under his or her signature